CONVERTIBLE DEBT TRANSACTIONS DURING THE PERIOD F,G,H (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2016	Aug. 31, 2016
CONVERTIBLE DEBT TRANSACTIONS DURING THE PERIOD F,G,H Details
Company recorded interest on note f	$ 3,231
Company recorded interest on note g	$ 1,917
Company issued common stock h		102,424,034
Common stock with a fair value h		$ 253,003
Common stock on conversion of principal of this convertible debt h		$ 107,750